Commitments and Contingencies - Additional Information (Details)		3 Months Ended				6 Months Ended		12 Months Ended			17 Months Ended	20 Months Ended	24 Months Ended
	Oct. 24, 2014 tranche	Jun. 30, 2016 USD ($)	Mar. 31, 2016 USD ($) railcar	Jun. 30, 2015 USD ($)	Mar. 31, 2015 USD ($)	Jun. 30, 2016 USD ($) railcar	Jun. 30, 2015 USD ($)	Dec. 31, 2015 USD ($) railcar	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)	Mar. 31, 2016 USD ($) tranche	Jun. 30, 2016 USD ($) tranche	Dec. 31, 2015 USD ($) tranche
Long-term Purchase Commitment [Line Items]
Payments for non-delivery of minimum annual sand volumes			$ 0			$ 0		$ 0
Royalty expense		$ 836,000	$ 519,000	$ 2,638,000	$ 3,502,000	$ 1,355,000	$ 6,140,000	10,311,000	$ 14,583,000	$ 8,329,000
Rail car rental expense								$ 22,027,000	$ 10,438,000	$ 2,035,000
Expected period to receive delivery of future operating leases			2 years			2 years		2 years
Expected number of additional leased railcars | railcar			700			700		1,000,000
Annual lease payments following delivery of additional railcars		29,000,000	$ 29,000,000			$ 29,000,000		$ 33,000,000			$ 29,000,000	$ 29,000,000	$ 33,000,000
Blair
Long-term Purchase Commitment [Line Items]
Remaining contractual commitments								$ 9,300,000					$ 9,300,000
Minimum
Long-term Purchase Commitment [Line Items]
Initial term of contracted minimum sand volumes			3 years			3 years		3 years
Maximum
Long-term Purchase Commitment [Line Items]
Initial term of contracted minimum sand volumes			6 years			6 years		6 years
Mining Properties and Mineral Rights
Long-term Purchase Commitment [Line Items]
Number of tranches of land and deposits included in the purchase and sale agreement | tranche	3
Purchase and sale agreement, purchase period	3 years
Number of tranches of land and deposits acquired in period | tranche											2	2	2
Total consideration to acquire land											$ 12,352,000	$ 12,352,000	$ 12,352,000
Commitment to purchase remaining land		$ 6,176,000	$ 6,176,000			$ 6,176,000		$ 6,176,000			$ 6,176,000	$ 6,176,000	$ 6,176,000